INCOME TAXES - Uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Amount of interest and penalties accrued related to unrecognized tax benefits	$ 937	$ 941
Changes to the company's liabilities for uncertain tax positions
Beginning balance	4,829	4,745	$ 4,770
Additions		146
Reductions for tax positions from prior years and statute of limitations expirations		(63)	(24)
Statue of limitations expirations	(15)
Foreign exchange effect	4	1
Foreign exchange effect			(1)
Ending balance	$ 4,818	$ 4,829	$ 4,745